UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2008

Date of reporting period:	7/31/2008

Item 1.	Schedule of Investments

Prudential World Fund, Inc. - Dryden International Equity Fund

Schedule of Investments

as of July 31, 2008 (Unaudited)

Shares		Description	Value
LONG-TERM INVESTMENTS 97.8%
COMMON STOCKS 97.3%
Australia 6.1%
	156,728	AGL Energy, Ltd.	$1,960,074
	35,906	APA Group	100,510
	32,435	Australia and New Zealand Banking Group, Ltd.	491,039
	87,335	AWB, Ltd.	230,586
	90,966	Babcock & Brown, Ltd.	551,181
	345,426	BHP Billiton, Ltd.	12,889,874
	344,874	Challenger Financial Services Group, Ltd.	751,142
	88,275	CSL, Ltd.	2,854,247
	120,830	Downer EDI, Ltd.	780,847
	747,158	Goodman Fielder, Ltd.	917,330
	185,122	Goodman Group	437,535
	3,481	Incitec Pivot, Ltd.	532,025
	636,017	ING Industrial Fund	820,481
	13,226	JB Hi-Fi, Ltd.	150,738
	65,590	Macquarie Communications Infrastructure Group	177,658
	44,290	Macquarie Group, Ltd.	2,112,975
	1,113,383	Macquarie Infrastructure Group	2,675,685
	136,557	Macquarie Office Trust	115,817
	372,526	Mirvac Group	883,452
	199,951	National Australian Bank, Ltd.	4,590,063
	165,445	OneSteel, Ltd.	1,048,611
	349,046	Pacific Brands, Ltd.	632,342
	444,047	Qantas Airways, Ltd.	1,379,426
	5,875	Rio Tinto, Ltd.	687,710
	40,335	Stockland	174,121
	119,715	TABCORP Holdings, Ltd.	972,848
	141,808	Tatts Group, Ltd.	326,617
	921,685	Telstra Corp., Ltd.	3,890,798
	27,441	Wesfarmers, Ltd.-PPS	881,646
	26,584	Wesfarmers, Ltd.	852,361
	73,689	Westpac Banking Corp.	1,479,382
	118,224	Woolworths, Ltd.	2,788,045
	44,319	WorleyParsons, Ltd.	1,321,503

			50,458,669

Austria 0.8%
	4,194	Andritz AG	250,007
	8,113	Erste Bank der Oesterreichischen Sparkassen AG	517,310
	128,292	IMMOFINANZ AG	1,161,515
	35,048	Meinl European Land, Ltd.(a)	348,394
	9,044	OMV AG	622,771
	10,049	Verbund Oesterreichische Elektrizitaetswirtschafts AG (Class A)	797,694
	48,511	Voestalpine AG	3,185,118

			6,882,809

Belgium 0.7%
15,134	Belgacom SA	595,236
191,071	Dexia SA	2,588,960
96,203	Fortis	1,351,229
12,835	KBC Groep NV	1,302,437

		5,837,862

Denmark 1.5%
4,325	Carlsberg A/S (Class B)	351,017
5,150	Danisco A/S	351,028
122,532	Danske Bank A/S	3,462,570
10,800	East Asiatic Co., Ltd. A/S	731,574
17,025	FLSmidth & Co. A/S	1,636,589
13,475	Novo-Nordisk A/S (Class B)	854,391
7,230	Sydbank A/S	273,296
35,612	Vestas Wind Systems A/S(a)	4,644,405

		12,304,870

Finland 1.8%
6,761	Fortum Oyj	298,036
40,392	Kone Oyj (Class B)	1,218,200
32,760	Konecranes Oyj	1,301,495
343,835	Nokia Oyj	9,384,058
24,077	Nokian Renkaat Oyj	1,036,703
54,908	Outokumpu Oyj	1,278,501
9,002	Tietoenator Oyj	183,090

		14,700,083

France 10.9%
21,433	Air France-KLM	532,588
50,734	Alstom	5,679,024
116,946	AXA SA	3,437,204
80,835	BNP Paribas	7,968,865
25,082	Casino Guichard Perrachon SA	2,502,429
45,704	Cie de Saint-Gobain	2,840,727
103,584	Credit Agricole SA	2,205,586
180,373	European Aeronautic Defence and Space Co. NV	3,404,114
286,210	France Telecom SA	9,049,666
22,931	GDF Suez SA	1,435,092
41,660	Lafarge SA	5,667,598
10,690	Lagardere SCA	585,909
81,496	Peugeot SA	3,979,125
1,488	PPR	161,424
11,510	Rallye SA	553,813
18,404	Renault SA	1,527,742
130,247	Sanofi-Aventis	9,142,481
75,340	SCOR SE	1,786,328
1,836	Sechilienne-Sidec	145,030
49,767	Societe Generale	4,605,373
12	Suez SA	718
190,140	Total SA	14,558,773
3,380	Unibail-Rodamco	756,150
133,480	Vivendi	5,580,849
27,072	Wendel	3,003,344

		91,109,952

Germany 9.2%
27,789	Allianz SE	4,727,168
102,696	BASF SE	6,541,931
40,053	Bayer AG	3,443,241
40,665	Bayerische Motoren Werke (BMW) AG	1,827,622
133,921	Commerzbank AG	4,275,212
47,402	Daimler AG	2,742,119
67,780	Deutsche Bank AG	6,252,511
11,446	Deutsche Boerse AG	1,295,449
61,372	E.ON AG	11,725,255
33,688	Hannover Rueckversicherung AG	1,593,914
81,661	Hypo Real Estate Holding AG	2,283,130
40,368	K+S AG	4,983,480
43,956	MAN AG	4,407,804
40,131	Muenchener Rueckversicherungs-Gesellschaft AG	6,662,753
30,329	RWE AG	3,624,915
18,640	Salzgitter AG	3,022,935
8,748	SAP AG	505,855
20,415	Siemens AG	2,481,580
61,254	ThyssenKrupp AG	3,392,944
5,237	Wincor Nixdorf AG	390,224

		76,180,042

Greece 0.3%
67,931	OPAP SA	2,430,605

Hong Kong 2.5%
411,000	BOC Hong Kong Holdings, Ltd.	1,034,711
168,000	Cheung Kong Infrastructure Holdings, Ltd.	738,488
142,000	CITIC International Financial Holdings, Ltd.	115,034
15,200	Dah Sing Financial Holdings, Ltd.	118,604
436,400	Esprit Holdings, Ltd.	4,643,499
35,000	Great Eagle Holdings, Ltd.	100,238
205,000	Henderson Land Development Co., Ltd.	1,268,928
280,500	HongKong Electric Holdings, Ltd.	1,626,059
265,000	Hongkong Land Holdings, Ltd.	1,094,450
92,000	Hopewell Holdings	330,035
419,000	Hutchison Whampoa, Ltd.	3,919,617
93,000	Hysan Development Co., Ltd.	264,405
10,000	Jardine Matheson Holdings, Ltd.	316,000
12,000	Jardine Strategic Holdings, Ltd.	206,400
74,000	Orient Overseas International, Ltd.	321,501
183,000	Swire Pacific, Ltd. (Class A)	1,954,621
387,000	Wharf Holdings, Ltd.	1,710,478
360,000	Wheelock & Co., Ltd.	974,309

		20,737,377

Ireland 0.1%
47,743	Allied Irish Banks PLC	590,837

Italy 3.8%
205,827	A2A SpA	741,522
11,611	ACEA SpA	205,685
8,918	Banca Poploare dell’Etruria e del Lazio	91,739
716,468	Enel SpA	6,621,608
235,890	ENI SpA	7,959,999
265,053	Fiat SpA	4,535,229
264,845	IFIL - Investments SpA	1,804,940
315,663	Intesa Sanpaolo SpA	1,655,637
21,693	Italcementi SpA	227,570
38,944	Prysmian SpA	959,272
2,138,087	Telecom Italia SpA-RNC (a)	2,886,766
660,015	UniCredito Italiano SpA	3,932,225

		31,622,192

Japan 20.0%
27,380	Acom Co., Ltd.	799,874
62,500	Aisin Seiki Co., Ltd.	1,632,047
164,000	Amada Co., Ltd.	1,120,178
21,600	Asahi Breweries, Ltd.	406,338
58,800	Astellas Pharma, Inc.	2,549,559
541	Central Japan Railway Co.	5,502,556
89,000	Chiba Bank, Ltd. (The)	593,878
368,000	Chuo Mitsui Trust Holdings, Inc.	2,290,476
32,200	Coca-Cola West Holdings Co., Ltd.	712,648
50,000	Cosmo Oil Co., Ltd.	154,187
22,800	Credit Saison Co., Ltd.	478,482
20,000	DCM Japan Holdings Co., Ltd.	161,024
136	Dena Co., Ltd.	656,064
70,000	DIC Corp.	188,894
9,100	Don Quijote Co., Ltd.	170,120
6,400	Doutor Nichires Holdings Co., Ltd.	104,949
62,700	Electric Power Development Co., Ltd.	2,426,766
50,600	Fast Retailing Co., Ltd.	5,661,529
340	Fuji Television Network, Inc.	469,440
697,000	Fujitsu, Ltd.	5,040,979
69,000	Hachijuni Bank, Ltd. (The)	443,417
13,100	Heiwa Corp.	124,427
9,000	Hitachi Construction Machinery Co., Ltd.	237,854
121,000	Hitachi, Ltd.	872,247
9,100	Hitachi Software Engineering Co., Ltd.	209,486
2,100	Hogy Medical Co., Ltd.	102,533
107,000	Hokuhoku Financial Group, Inc.	273,419
29,500	Honda Motor Co., Ltd.	941,737
5,100	Hosiden Corp.	83,133
25,500	Hoya Corp.	525,847
213,000	Isuzu Motors, Ltd.	916,546
30,900	IT Holdings Corp.(a)	555,647
402,000	ITOCHU Corp.	3,994,869
219,000	Japan Airlines Corp.	446,756
65,000	JGC Corp.	1,315,986
433,000	Kajima Corp.	1,406,412
96,000	Kamigumi Co., Ltd.	703,605
226,000	Kawasaki Kisen Kaisha, Ltd.	1,793,520
588	KDDI Corp.	3,368,393
55,000	Kinden Corp.	555,218
210,000	Kirin Holdings Co., Ltd.	3,208,571
13,000	Kissei Pharmaceutical Co., Ltd.	276,911

524	KK daVinci Holdings(a)	206,145
20,000	Komatsu, Ltd.	496,685
27,200	Komori Corp.	454,870
43,300	Konami Corp.	1,369,292
73,000	Kyowa Hakko Kogyo Co., Ltd.	815,448
12,500	Lawson Inc.	646,313
73,600	Leopalace21 Corp.	988,962
8,500	Lintec Corp.	138,952
45,900	Makita Corp.	1,570,568
372,222	Marubeni Corp.	2,711,641
353,000	Matsushita Electric Industrial Co., Ltd.	7,442,644
28,000	Mediceo Paltac Holdings Co., Ltd.	467,418
5,200	Micronics Japan Co., Ltd.	142,270
118,000	Mitsubishi Corp.	3,438,511
124,000	Mitsubishi Electric Corp.	1,222,095
147,000	Mitsubishi Gas Chemical Co., Inc.	973,078
101,000	Mitsubishi Tanabe Pharma Corp.	1,315,336
251,300	Mitsubishi UFJ Financial Group, Inc.	2,219,047
179,000	Mitsui & Co., Ltd.	3,672,404
237,000	Mitsui O.S.K. Lines, Ltd.	3,069,209
21,200	Mitsumi Electric Co., Ltd.	412,553
763	Mizuho Financial Group, Inc.	3,653,404
7,800	Nichi-iko Pharmaceutical Co., Ltd.	212,180
13,800	Nihon Unisys, Ltd.	201,099
73,000	Nikon Corp.	2,120,955
15,800	Nintendo Co., Ltd.	7,665,936
192,000	Nippon Electric Glass Co., Ltd.	2,825,578
44,000	Nippon Meat Packers, Inc.	695,837
274,000	Nippon Oil Corp.	1,734,798
353,000	Nippon Sheet Glass Co., Ltd.	1,437,438
69,000	Nippon Shokubai Co., Ltd.	476,253
178,000	Nippon Steel Corp.	1,013,235
939	Nippon Telegraph & Telephone Corp.	4,770,683
555,000	Nippon Yusen KK	4,742,459
197,600	Nissan Motor Co., Ltd.	1,521,179
22,000	Nisshin Oillio Group, Ltd. (The)	105,266
43,000	Nisshinbo Industries, Inc.	518,956
55,500	NOK Corp.	803,929
48,000	Nomura Real Estate Holdings, Inc.	972,500
95,753	NSK, Ltd.	788,671
8,900	Omron Corp.	156,196
69,000	Onward Holdings Co., Ltd.	752,318
3,500	ORIX Corp.	529,898
151,000	Osaka Gas Co., Ltd.	545,063
12,650	Promise Co., Ltd.	322,180
2,260	Resona Holdings, Inc.	3,250,399
181,000	Ricoh Co., Ltd.	2,939,268
24,100	Sankyo Co., Ltd.	1,459,978
153,000	Sanwa Holdings Corp.	592,709
79	Sapporo Hokuyo Holdings, Inc.	492,377
996	SBI Holdings, Inc.	235,277
89,000	Sekisui Chemical Co., Ltd.	565,356
188,000	Sekisui House, Ltd.	1,765,563
2,650	SFCG Co., Ltd.	278,987
113,000	Shimadzu Corp.	1,033,617
7,500	Shimamura Co., Ltd.	455,929
6,800	Shin-Etsu Chemical Co., Ltd.	416,040

115,000	Shionogi & Co., Ltd.	2,252,238
31	So-net Entertainment Corp.	95,040
18,900	Stanley Electric Co., Ltd.	387,955
9,100	Sumisho Computer Systems Corp.	166,512
162,300	Sumitomo Corp.	2,190,787
172	Sumitomo Mitsui Financial Group, Inc.	1,334,498
28,300	Suzuken Co., Ltd.	972,671
47,000	Taisho Pharmaceutical Co., Ltd.	971,685
63,280	Takefuji Corp.	865,943
14,300	Terumo Corp.	738,475
12,000	Tokai Rika Co., Ltd.	205,213
12,600	Tokio Marine Holdings, Inc.	472,744
71,000	Tokyo Gas Co., Ltd.	285,978
297,000	Tokyo Tatemono Co., Ltd.	1,461,333
45,000	Tokyu Land Corp.	225,503
304,000	Toppan Printing Co., Ltd.	3,153,325
135,000	Tosoh Corp.	583,637
34,800	Toyota Boshoku Corp.	769,155
21,600	Toyota Industries Corp.	625,523
194,534	Toyota Motor Corp.	8,385,877
51,700	Urban Corp.	62,558
26,000	Yamato Kogyo Co., Ltd.	1,167,857

		166,675,981

Luxembourg 0.5%
30,148	ArcelorMittal	2,666,618
4,725	Millicom International Cellular SA	344,623
17,600	Oriflame Cosmetics SA	1,138,876

		4,150,117

Netherlands 2.0%
169,392	Aegon NV	1,980,337
13,955	Akzo Nobel NV	798,016
6,045	ASM International NV	166,095
203,015	ING Groep NV	6,620,158
25,902	Koninklijke Ahold NV	294,710
109,154	Koninklijke DSM NV	6,623,111

		16,482,427

Norway 1.7%
244,609	DnB NOR ASA	3,123,859
2,380	Fred Olsen Energy ASA	129,738
83,900	Petroleum Geo-Services ASA(a)	1,936,298
116,650	StatoilHydro ASA	3,778,712
73,430	Yara International ASA	5,216,576

		14,185,183

Portugal 0.9%
256,292	Banco BPI SA	966,765
111,191	Banco Espirito Santo SA	1,667,886
262,757	Energias de Portugal SA	1,436,597
299,554	Portugal Telecom SGPS SA	3,285,305

		7,356,553

Singapore 1.2%
70,000	DBS Group Holdings, Ltd.	973,654
66,000	Hyflux, Ltd.	131,063
136,000	SembCorp Marine, Ltd.	412,515
201,000	Singapore Petroleum Co., Ltd.	931,824
158,000	United Overseas Bank, Ltd.	2,234,104
1,512,000	Wilmar International, Ltd.	4,833,172
117,000	Yanlord Land Group, Ltd.	162,409

		9,678,741

Spain 4.8%
45,357	ACS Actividades de Construccion y Servicios SA	2,230,191
268,684	Banco Bilbao Vizcaya Argentaria SA	4,937,631
725,697	Banco Santander SA	14,127,032
26,312	Gas Natural SDG SA	1,279,856
53,353	Iberdrola SA	724,751
654,730	Mapfre SA	3,261,689
188,053	Repsol YPF SA	6,300,341
277,149	Telefonica SA	7,191,325

		40,052,816

Sweden 1.3%
133,900	Alfa Laval AB	2,082,212
26,000	Atlas Copco AB (Class A)	402,526
58,200	Boliden AB	342,174
92,200	Investor AB (Class B)	2,006,027
38,300	Scania AB (Class B)	600,366
145,187	Skandinaviska Enskilda Banken AB (Class A)	2,977,971
39,400	Swedbank AB (Class A)	817,449
84,100	Swedish Match AB	1,666,165
11,100	Trelleborg AB (Class B)	190,091

		11,084,981

Switzerland 6.7%
259,629	ABB, Ltd.	6,806,581
72,185	Credit Suisse Group	3,604,924
379	Lindt & Spruengli AG	998,121
46,179	Logitech International SA(a)	1,222,898
240,717	Nestle SA	10,559,042
174,199	Novartis AG	10,341,440
7,711	Pargesa Holding SA	798,047
21,482	Roche Holding AG	3,969,054
47,629	Swatch Group AG	2,085,215
9,151	Swiss Life Holding	2,352,783
69,057	Swiss Reinsurance Co.	4,294,398
1,434	Swisscom AG	462,336
6,989	Syngenta AG	2,034,394
10,105	Temenos Group AG(a)	297,647
23,882	Zurich Financial Services AG	6,277,061

		56,103,941

United Kingdom 20.5%
46,124	3i Group PLC	819,907
27,888	Alliance & Leicester PLC	186,322
58,141	Anglo American PLC	3,323,740
213,784	AstraZeneca PLC	10,390,629
207,142	Aviva PLC	2,055,592
41,306	Balfour Beatty PLC	322,572
336,323	Barclays PLC	2,283,773
137,254	Barratt Developments PLC	256,996
229,113	BHP Billiton PLC	7,582,578
977,359	BP PLC	10,031,113
39,244	Brit Insurance Holdings PLC	118,627
56,679	British American Tobacco PLC	2,045,413
63,834	British Land Co., PLC	882,995
875,806	BT Group PLC	2,959,462
352,384	Centrica PLC	2,187,978
96,441	Charter PLC	1,620,662
74,689	Close Brothers Group PLC	878,916
17,463	Cookson Group PLC	213,981
34,038	Daily Mail & General Trust (Class A)	213,241
11,877	Derwent London PLC	257,388
99,766	Diageo PLC	1,737,979
48,598	Drax Group PLC	695,504
41,274	Eurasian Natural Resources Corp.	857,474
374,010	GlaxoSmithKline PLC	8,718,251
124,057	Hays PLC	196,165
590,707	HBOS PLC	3,370,923
507,232	Home Retail Group PLC	2,169,240
497,725	HSBC Holdings PLC	8,231,343
20,083	IMI PLC	173,750
175,513	Imperial Tobacco Group PLC	6,554,936
19,363	Inchcape PLC	95,593
123,499	International Power PLC	1,005,048
158,598	Invensys PLC(a)	883,180
39,725	Investec PLC	264,185
236,536	Kingfisher PLC	549,775
10,415	Land Securities Group PLC	265,008
534,643	Legal & General Group PLC	1,029,012
285,445	Lloyds TSB Group PLC	1,664,476
125,473	Logica PLC	261,869
71,216	Millennium & Copthorne Hotels PLC	450,482
147,309	Mondi PLC	728,498
237,933	National Grid PLC	3,133,463
38,322	Next PLC	719,938
335,998	Old Mutual PLC	641,228
136,970	Reckitt Benckiser Group PLC	7,467,644
125,268	Rio Tinto PLC	13,108,828
1,179,090	Royal Bank of Scotland Group PLC	4,892,123
357,344	Royal Dutch Shell PLC (Class A)	12,687,738
328,972	Royal Dutch Shell PLC (Class B)	11,552,408
854,141	RSA Insurance Group PLC	2,217,587
62,097	SABMiller PLC	1,283,923
77,473	Scottish & Southern Energy PLC	2,146,077
20,849	Southern Cross Healthcare, Ltd.	47,977
33,300	Standard Life PLC	149,186
6,669	Synergy Health PLC	107,236
36,508	Tate & Lyle PLC	281,358

512,684	Taylor Wimpey PLC	396,490
652,934	Tesco PLC	4,637,884
81,231	Trinity Mirror PLC	138,010
186,044	TUI Travel PLC	733,426
64,308	Unilever PLC	1,763,143
4,652,536	Vodafone Group PLC	12,463,374
49,875	William Hill PLC	308,986
18,257	Xstrata PLC	1,309,502
55,210	Yell Group PLC	76,330

		170,798,435

	Total common stocks (cost $834,190,214)	809,424,473

PREFERRED STOCKS 0.5%
Germany 0.4%
7,850	Bayerische Motoren Werke (BMW) AG	287,076
3,493	RWE AG	334,037
16,204	Volkswagen AG	2,519,958

		3,141,071

Italy 0.1%
34,065	Istituto Finanziario Industriale SpA(a)	711,355

	Total preferred stocks (cost $3,884,720)	3,852,426

RIGHTS
Units
France
10,814	Suez Environnement SA (cost $0)(a)	77,762

	Total long-term investments (cost $838,074,934)	813,354,661

Principal Amount (000)
SHORT-TERM INVESTMENTS 0.4% United States Government Security 0.3%
United States
$2,500	United States Treasury Bills, 1.93%, 9/18/08(b)(c) (cost $2,493,600)	2,494,540

Shares
Affiliated Money Market Mutual Fund 0.1%
1,249,471	Dryden Core Investment Fund – Taxable Money Market Series(d) (cost $1,249,471)	1,249,471

	Total short-term investments (cost $3,743,071)	3,744,011

	Total Investments(e) 98.2% (cost $841,818,005)(f)	817,098,672
	Other assets in excess of liabilities(g) 1.8%	14,638,984

	Net Assets 100.0%	$831,737,656

(a)	Non-income producing security.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	All or portion of security segregated as collateral for financial futures contracts.
(d)	Prudential Investments LLC, the manager of the Fund also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(e)	As of July 31, 2008, 374 securities representing $784,089,789 and 94.3% of the total net assets was fair valued in accordance with the policies adopted by the Board of Directors.
(f)	The United States federal income tax basis of the Fund’s investments and net unrealized depreciation as of July 31, 2008 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Depreciation
$ 844,476,526	$77,878,689	$(105,256,543)	$(27,377,854)

The difference between book basis and tax basis was attributed to deferred losses on wash sales.

(g)	Other assets in excess of liabilities includes net unrealized depreciation on financial futures as follows:

Open future contracts outstanding at July 31, 2008:

Number of Contracts	Type	Expiration Date	Value at July 31, 2008	Value at Trade Date	Unrealized Appreciation/ (Depreciation)
	Long Positions:
2	Hang Seng Stock Index	Aug. 08	$291,927	$290,822	$1,105
134	DJ Euro Stoxx 50 Index	Sept. 08	7,062,753	7,051,687	11,066
40	FTSE 100 Index	Sept. 08	4,285,828	4,354,946	(69,118)
103	Nikkei 225	Sept. 08	6,867,525	6,883,200	(15,675)
12	SPI 200 Futures Index	Sept. 08	1,406,188	1,484,581	(78,393)

					$(151,015)

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2008 was as follows:

Commercial Banks	13.3%
Oil, Gas & Consumable Fuels	8.5
Metals & Mining	6.8
Pharmaceuticals	6.2
Insurance	5.2
Diversified Telecommunication Services	4.2
Chemicals	4.0
Automobiles	3.5
Electric Utilities	3.1
Food Products	2.6
Household Products	2.3
Electrical Equipment	2.3
Machinery	2.0
Wireless Telecommunication Services	2.0
Trading Companies & Distributors	1.9
Diversified Financial Services	1.9
Capital Markets	1.7
Multi-Utilities	1.7
Food & Staples Retailing	1.6
Real Estate Management & Development	1.6
Specialty Retail	1.4
Tobacco	1.2
Software	1.2
Industrial Conglomerates	1.2
Marine	1.2
Communications Equipment	1.1
Beverages	0.9
Construction & Engineering	0.9
Media	0.9
Computers & Peripherals	0.9
Construction Materials	0.7
Road & Rail	0.7
Electronic Equipment & Instruments	0.7
Auto Components	0.7
Hotels, Restaurants & Leisure	0.6
Building Products	0.6
Real Estate Investment Trusts (REITs)	0.6
Independent Power Producers & Energy Traders	0.5
Commercial Services & Supplies	0.5
Leisure Equipment & Products	0.5
Aerospace & Defense	0.4
Energy Equipment & Services	0.4
Transportation Infrastructure	0.4
Textiles, Apparel & Luxury Goods	0.4
Consumer Finance	0.4
Office Electronics	0.4
Biotechnology	0.3

Internet & Catalog Retail	0.3
United States Government Security	0.3
Health Care Providers & Services	0.3
Airlines	0.3
Gas Utilities	0.3
Affiliated Money Market Mutual Fund	0.1
IT Services	0.1
Personal Products	0.1
Multiline Retail	0.1
Paper & Forest Products	0.1
Distributors	0.1

98.2
Other assets in excess of liabilities	1.8

100.0%

Dryden International Value Fund SCHEDULE OF INVESTMENTS as of July 31, 2008 (Unaudited)

Shares		Description	Value
LONG-TERM INVESTMENTS 97.8%
COMMON STOCKS 97.8%
Australia 2.8%
	39,500	BHP Billiton Ltd.	$1,473,977
	129,488	Bluescope Steel Ltd.	1,406,800
	97,400	CSR Ltd.	192,533
	159,100	Foster’s Group Ltd.	738,821
	213,299	OZ Minerals Ltd.	396,619
	186,200	Pacific Brands Ltd.	337,325
	400,200	Qantas Airways Ltd.	1,243,216
	344,703	Telestra Corp. Ltd.	1,455,129

			7,244,420
Austria 0.4%
	14,700	Voestalpine AG	965,168
Belgium 0.4%
	32,200	AGFA-Gevaert NV*	238,027
	9,428	Dexia SA	127,747
	45,800	Fortis	643,289

			1,009,063
Brazil 1.1%
	53,477	Empresa Brasileira de Aeronautica SA, ADR	1,634,257
	70,300	Redecard SA	1,297,114

			2,931,371
Canada 5.0%
	65,400	Canadian National Railway Co.	3,448,358
	31,100	Canadian Natural Resources Ltd.	2,430,110
	17,100	Canadian Oil Sands Trust	859,050
	20,400	Nexen, Inc.	641,715
	11,900	Potash Corp. of Saskatchewan, Inc.	2,430,813
	95,344	Rogers Communications, Inc. (Class B Stock)	3,220,810

			13,030,856
China 3.2%
	671,400	China Life Insurance Co. Ltd. (Class H Stock)	2,528,507
	507,010	China Merchants Bank Co. Ltd. (Class H Stock)	1,827,055
	199,204	China Mobile Ltd.	2,661,400
	1,971,200	Country Garden Holdings Co. Ltd.	1,173,828
	476,800	Soho China Ltd.	279,911

			8,470,701
Denmark 3.2%
	29,400	Carlsberg A/S (Class B Stock)	2,386,104
	24,445	Danske Bank A/S	690,779
	46,900	H. Lundbeck A/S	1,189,264
	64,182	Novo Nordisk A/S (Class B Stock)	4,069,503

			8,335,650

Finland 3.7%
85,983	Fortum Oyj	3,790,270
143,400	Nokia Oyj	3,913,720
21,800	Pohjola Bank PLC	357,106
26,200	Rautaruukki Oyj	985,136
29,000	TietoEnator Oyj	589,824

		9,636,056
France 11.9%
30,745	Air Liquide	4,022,416
510	Arkema	25,894
109,100	AXA SA	3,206,599
44,500	BNP Paribas	4,386,893
3,700	Ciments Francais	513,845
12,400	Compagnie Generale des Establissements Michelin (Class B Stock)	817,518
23,100	Credit Agricole SA	491,862
101,100	France Telecom SA	3,196,678
36,200	Groupe Danone	2,684,951
31,033	LVMH Moet Hennessy Louis Vuitton SA	3,412,954
20,000	Natixis SA	161,713
17,718	PSA Peugeot Citroen SA	865,099
7,200	Rallye SA	346,434
8,005	Renault SA	664,506
27,000	Safran SA	455,101
30,200	Sanofi-Aventis	2,119,841
4,300	Societe Generale	397,916
8,600	Thales SA	486,431
29,500	THOMSON*	129,179
20,400	Total SA	1,562,002
9,100	Valeo SA	294,045
23,600	Vivendi	986,725

		31,228,602
Germany 8.6%
80,400	BASF AG	5,089,115
15,900	DaimlerChrysler AG	918,556
19,500	Deutsche Bank AG	1,801,540
17,600	Deutsche Lufthansa AG	403,781
21,800	E.ON AG	4,154,420
9,100	Hannover Rueckversicherung AG	433,244
27,700	Heidelberger Druckmaschinen AG	507,783
20,100	MTU Aero Engines Holding AG	620,941
10,400	Muenchener Rueckversicherungs AG	1,726,338
16,300	Porsche Automobil Holding SE (PRFC Shares)	2,443,003
39,066	SAP AG	2,262,036
40,000	ThyssenKrupp AG	2,225,572

		22,586,329
Greece 1.3%
46,044	National Bank of Greece SA	2,168,937
34,112	OPAP SA	1,220,545

		3,389,482

Guernsey 0.7%
65,194	Amdocs Ltd.*	1,982,550
Hong Kong 1.8%
1,001,826	Chaoda Modern Agriculture Holdings Ltd.	1,157,113
331,100	Citic Pacific Ltd.	1,263,785
112,848	Hong Kong Exchanges and Clearing Ltd.	1,661,654
124,847	Orient Overseas International Ltd.	542,411

		4,624,963
Ireland 0.5%
43,400	Allied Irish Banks PLC	537,091
62,300	Bank of Ireland	523,162
32,900	Irish Life & Permanent PLC	262,358

		1,322,611
Israel 1.7%
101,100	Teva Pharmaceutical Industries Ltd., ADR	4,533,324
Italy 2.0%
30,300	Banco Popolare Scarl	544,367
63,300	Eni SpA	2,136,029
22,900	Finmeccanica SpA	675,204
11,700	Fondiaria-SAI SpA	386,585
22,100	Indesit Co. SpA	225,670
175,997	Intesa Sanpaolo SpA	988,357
194,700	Telecom Italia SpA	349,451

		5,305,663
Japan 12.1%
33,973	Alpine Electronics, Inc.	358,862
54,025	Alps Electric Co. Ltd.	555,539
97,300	Asahi Kasei Corp.	498,115
14,800	Astellas Pharma, Inc.	641,726
139,214	Cosmo Oil Co. Ltd.	429,299
175,214	Denki Kagaku Kogyo Kabushiki Kaisha	519,732
27,000	Fanuc Ltd.	2,144,121
184,000	Fuji Heavy Industries Ltd.	988,088
21,500	Hitachi Information Systems Ltd.	453,903
68,726	Honda Motor Co. Ltd.	2,193,961
92,683	Komatsu Ltd.	2,301,712
203,600	Kurabo Industries Ltd.	402,094
49,000	Kyowa Exeo Corp.	464,337
132,200	Marubeni Corp.	963,078
38,000	Matsushita Electric Industrial Co. Ltd.	801,191
678	Mitsubishi Chemical Holdings Corp.	4,045
19,000	Mitsui & Co. Ltd.	389,808
22,700	Nifco, Inc.	516,617
7,396	Nintendo Co. Ltd.	3,588,435
251,000	Nippon Light Metal Co. Ltd.	373,907
114,200	Nippon Oil Corp.	723,043
67,000	Nippon Shokubai Co. Ltd.	462,449
340	Nippon Telegraph and Telephone Corp.	1,727,404
186,500	Nissan Motor Co. Ltd.	1,435,728
47	NSK Ltd.	387
1,100	NTT Docomo, Inc.	1,786,708

19,900	Omron Corp.	349,248
7	Osaka Gas Co. Ltd.	25
34,500	Ricoh Co. Ltd.	560,247
146,000	Sanwa Holdings Corp.	565,591
4,200	Seiko Epson Corp.	113,335
27,400	Sumitomo Corp.	369,856
251	Sumitomo Osaka Cement Co. Ltd.	422
86,800	Sumitomo Trust & Banking Co. Ltd. (The)	597,684
1	Takefuji Corp.	14
90,866	Toyota Motor Corp.	3,917,007
132,000	Yokohama Rubber Co. Ltd. (The)	640,758

		31,838,476
Liechtenstein 0.3%
2,900	Verwaltungs und Privat Bank AG	697,797
Mexico 1.9%
42,813	America Movil SAB de CV (Class L Stock), ADR	2,161,628
691,098	Wal-Mart de Mexico SA de CV (Class V Stock)	2,811,550

		4,973,178
Netherlands 2.7%
39,600	Aegon NV	462,958
11,700	CSM NV	389,274
57,300	ING Groep NV, ADR	1,868,507
31,400	OCE NV	298,311
26,200	Royal Dutch Shell PLC (Class A Stock)	929,108
30,930	Schlumberger Ltd.	3,142,488

		7,090,646
New Zealand 0.2%
590,300	Air New Zealand Ltd.	544,314
Norway 0.9%
64,600	DnB NOR ASA	824,995
38,900	Norsk Hydro ASA	486,312
33,539	StatoilHydro ASA	1,086,449

		2,397,756
Russia 2.4%
63,300	OAO Gazprom, ADR	3,051,060
128,100	Rosneft Oil Co., GDR	1,364,265
612,700	Sberbank (Class S Stock)	1,825,846

		6,241,171
Singapore 0.8%
377,970	MobileOne Ltd.	556,606
248,141	Neptune Orient Lines Ltd.	508,837
106,400	Singapore Airlines Ltd.	1,169,789

		2,235,232
Spain 3.5%
59,500	Banco Bilbao Vizcaya Argentaria SA	1,093,437
160,900	Banco Santander Central Hispano SA	3,132,216
39,000	Repsol YPF SA	1,306,617
145,600	Telefonica SA	3,777,957

		9,310,227

Sweden 1.8%
44,700	Electrolux AB (Class B Stock)	538,764
51,908	Hennes & Mauritz AB (Class B Stock)	2,770,041
100,300	Nordea Bank AB	1,421,541

		4,730,346
Switzerland 8.7%
9,400	Baloise Holding AG	882,268
2,017	Ciba Specialty Chemicals AG	52,678
37,300	Credit Suisse Group	1,862,765
1,200	Georg Fischer AG*	433,283
1,599	Givaudan SA	1,301,585
53,538	Logitech International SA*	1,417,776
90,000	Nestle SA	3,947,847
18,933	Novartis AG	1,123,970
2,263	Rieter Holdings AG	716,075
23,025	Roche Holding AG	4,254,141
62,800	Swiss Re	3,905,298
5,000	Swisscom AG	1,612,049
11,500	UBS AG*	220,732
4,600	Zurich Financial Services AG	1,209,048

		22,939,515
United Kingdom 14.2%
58,000	Alliance & Leicester PLC	387,502
580,400	ARM Holdings PLC	1,094,684
55,900	AstraZeneca PLC	2,716,930
79,500	Aviva PLC	788,925
193,571	Barclays PLC	1,314,427
127,000	Beazley Group PLC	281,329
296,400	BP PLC	3,042,098
166,655	Bradford & Bingley PLC	183,310
120,000	Brit Insurance Holdings PLC	362,735
414,700	BT Group PLC	1,401,325
72,773	Carnival PLC	2,545,026
62,100	Dairy Crest Group PLC	482,561
276,764	DSG International PLC	244,628
145,600	GKN PLC	611,035
37,300	GlaxoSmithKline PLC	869,471
119,800	HBOS PLC	683,650
59,200	IMI PLC	512,175
272,238	Legal & General Group PLC	523,969
229,499	Lloyds TSB Group PLC	1,338,246
88,000	Marston’s PLC	310,288
53,240	NEXT PLC	1,000,195
200,998	Northern Foods PLC	206,157
283,100	Old Mutual PLC	540,276
50,300	Reckitt Benckiser PLC	2,742,371
354,400	Royal & Sun Alliance Insurance Group PLC	920,121
179,400	Royal Bank of Scotland Group PLC	744,342
78,400	Royal Dutch Shell PLC (Class B Stock)	2,753,149
67,218	SABMiller PLC	1,389,805

4,900	Spectris PLC	69,067
82,800	Standard Chartered PLC	2,520,951
47,000	Tate & Lyle PLC	362,217
117,300	Tomkins PLC	287,255
128,588	TT Electronics PLC	261,493
409,900	Vodafone Group PLC	1,098,054
103,925	Vodafone Group PLC, ADR	2,788,308

		37,378,075

	TOTAL COMMON STOCKS (cost $242,432,536)	256,973,542

RIGHTS *

Units
United Kingdom
184,718	Bradford & Bingley PLC, expiring 08/15/08 (cost $0)	9,154

	TOTAL LONG-TERM INVESTMENTS (cost $242,432,536)	256,982,696

Shares
SHORT-TERM INVESTMENT 1.5%
AFFILIATED MONEY MARKET MUTUAL FUND
3,915,742	Dryden Core Investment Fund - Taxable Money Market Series (cost $3,915,742)(a)	3,915,742

	TOTAL INVESTMENTS(b)—99.3% (cost $246,348,278)(c)	260,898,438
	Other assets in excess of liabilities (d)—0.7%	1,714,840

	NET ASSETS —100%	$262,613,278

The following abbreviations are used in portfolio descriptions:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PRFC	Preference Shares
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
MXN	MexicanPeso
*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(b)	As of July 31, 2008, 180 securities representing $213,288,025 and 81.2% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(c)	The United States federal income tax basis of the Portfolio’s investments was $246,677,920; accordingly, net unrealized appreciation on investments for federal income tax purposes was $14,220,518 (gross unrealized appreciation—$45,086,741; gross unrealized depreciation—$30,866,223). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(d)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contract outstanding at July 31, 2008:

Purchase Contract		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Mexican Peso,
Expiring 12/08/08	MXN	10,780	$1,056,447	$1,073,838	$17,391
British Pound,
Expiring 08/04/08	GBP	21	42,332	42,394	62

			$1,098,779	$1,116,232	$17,453

Sale Contract		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Euros,
Expiring 08/04/08	EUR	27	$42,332	$42,459	$(127)
Expiring 12/19/08	EUR	4,463	6,850,572	6,909,377	(58,805)
British Pound,
Expiring 12/29/08	GBP	737	1,423,582	1,444,560	(20,978)
Mexican Peso,
Expiring 12/08/08	MXN	50,317	4,787,262	4,913,250	(125,988)
Swiss Franc,
Expiring 12/23/08	CHF	1,264	1,210,415	1,208,331	2,084

			$14,314,163	$14,517,977	$(203,814)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as July 31, 2008 were as follows:

Telecommunications	12.8%
Oil, Gas & Consumable Fuels	11.4
Financial - Bank & Trust	9.6
Pharmaceuticals	8.2
Insurance	6.7
Automobile Manufacturers	5.1
Food & Beverage	4.0
Chemicals	4.0
Utilities	3.2
Retail & Merchandising	2.7
Metals & Mining	2.6
Banks	2.4
Entertainment & Leisure	2.3
Diversified Financials	2.1
Electronic Components & Equipment	1.6
Machinery & Equipment	1.5
Transportation	1.5
Affiliated Money Market Mutual Fund	1.5
Aerospace	1.5
Diversified Operations	1.4
Airlines	1.3
Automotive Parts	1.3
Computer Services & Software	1.3
Real Estate	1.2
Consumer Products & Services	1.2
Beverages	0.9
Diversified Financial Services	0.6
Computer Hardware	0.5
Building Materials	0.5
Conglomerates	0.5
Gaming	0.5
Semiconductor Components	0.4
Multimedia	0.4
Office Equipment	0.4
Steel Producers/Products	0.4
Business Services	0.4
Commercial Banks	0.3
Diversified Manufacturing	0.3
Appliances	0.3
Financial Services	0.2
Clothing & Apparel	0.1
Distribution/Wholesale	0.1
Miscellaneous Manufacturing	0.1

99.3
Other assets in excess of liabilities	0.7

100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty dates are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential World Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 24, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 24, 2008

*	Print the name and title of each signing officer under his or her signature.